OLD WESTBURY FUNDS, INC.
Old Westbury Large Cap Core Fund
Old Westbury Large Cap Strategies Fund
Old Westbury Small & Mid Cap Fund
(each, a “Fund”)

Supplement Dated April 1, 2016 to the
Statement of Additional Information (“SAI”) dated March 1, 2016

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated March 1, 2016.

Effective immediately, asset-backed securities, callable securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, master limited partnerships and zero coupon, pay-in-kind and step-coupon securities are permissible investments with respect to each Fund.

Accordingly, effective immediately the table in the section entitled “SECURITIES IN WHICH THE FUNDS INVEST” beginning on page 2 is amended as follows:

Securities and Investment Techniques	Large Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Fund	Strategic Opportunities Fund	Fixed Income Fund	Municipal Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓
Callable Securities	✓	✓	✓	✓	✓	✓
Collateralized Debt Obligations	✓	✓	✓	✓	✓
Collateralized Loan Obligations	✓	✓	✓	✓	✓
Collateralized Mortgage Obligations	✓	✓	✓	✓	✓
Master Limited Partnerships (MLPs)	✓	✓	✓	✓	✓
Zero Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE